Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009
Financial assets
Cash and cash equivalents	$ 655.6		$ 744.0		$ 809.5	$ 500.7	$ 357.5
Receivables	522.7		483.4
Non-current investments	458.0		272.2
Financial liabilities
Long-term loans	2,321.2		1,360.7
Accounts payable and provisions	751.9		669.9
Interest payable	11.0		11.2
Short-term loans and current portion of long-term loans	40.0	[1]	547.0	[1]
Other non-current liabilities	13.9		13.5
Carrying (Reported) Amount, Fair Value Disclosure
Financial assets
Cash and cash equivalents	655.6		744.0
Receivables	314.5		220.1
Non-current investments	458.0	[2]	272.2	[2]
Financial liabilities
Long-term loans	2,321.2		1,360.7
Accounts payable and provisions	678.1		601.6
Interest payable	11.0		11.2
Short-term loans and current portion of long-term loans	40.0		547.0
Other non-current liabilities	13.9		13.5
Fair value
Financial assets
Cash and cash equivalents	655.6		744.0
Receivables	314.5		220.1
Non-current investments	464.6	[2]	271.2	[2]
Financial liabilities
Long-term loans	2,322.4		1,263.0
Accounts payable and provisions	678.1		601.6
Interest payable	11.0		11.2
Short-term loans and current portion of long-term loans	40.0		547.0
Other non-current liabilities	$ 13.9		$ 13.5

[1]	The maturity of the loans has been updated to reflect post year end refinancing terms.
[2]	Fair value determined by using cost for Rand Refinery Limited and Far South East due to a market value not being readily available.